As filed with the Securities and Exchange Commission on May 4, 2007
                                     Investment Company Act File Number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   August 31


Date of reporting period:  February 28, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                 (212) 830-5200
FLORIDA
DAILY MUNICIPAL
INCOME FUND
===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund (the "Fund") for the period ended September 1, 2006 through February 28, 2007.

The Fund had net assets of $77,338,604 and 1,584 active shareholders as of February 28, 2007.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,





/S/ Steven W. Duff



Steven W. Duff
President


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------------------
                                       Beginning Account Value    Ending Account Value     Expenses Paid During the
            Class A Shares                     9/01/06                  2/28/07                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00               $1,013.00                     $4.99
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00               $1,019.84                     $5.01
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
            Class B Shares             Beginning Account Value    Ending Account Value   Expenses Paid During the
                                               9/01/06                  2/28/07                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00               $1,014.30                     $3.70
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00               $1,021.12                     $3.71
  expenses)
-----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 1.00% and 0.74% for the Class A and Class B Shares, respectively, multiplied by the average account value over the period (September 1, 2006 through February 28, 2007), multiplied by 181/365 (to reflect the six month period).
-------------------------------------------------------------------------------

===============================================================================
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's &  Poor's
--------                                                                         -----    ----------  --------    ---------  ------
Put Bonds (c) (4.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,295,000   Orange County, FL IDA (Orlando-Hawaiian Motel Co.) - Series 1985
             LOC US Bank,  N.A.                                                 04/01/07     4.00%   $ 1,295,000      P-1      A-1+
 1,500,000   Puerto Rico Industrial Medical & Environmental IDRB
             (Abbott Laboratories Project) - Series 1983A                       03/01/07     3.50      1,500,000      P-1      A-1+
 1,000,000   West Virginia State Housing Development Fund Housing Finance
             Bonds - Series 2006B                                               04/09/07     3.67      1,000,000    VMIG-1     A-1+
----------                                                                                           -----------
 3,795,000   Total Put Bonds                                                                           3,795,000
----------                                                                                           -----------
Tax Exempt Commercial Paper (24.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Hillsborough County, FL Aviation Authority Airport
             Facilities - Series B
             LOC Landesbank Baden Wurtemburg                                    04/04/07     3.64%  $  2,000,000      P-1      A-1+
 3,100,000   Hillsborough County, FL Capital Improvement Program
             LOC State Street Bank & Trust Company                              08/02/07     3.55      3,100,000      P-1      A-1+
 3,000,000   Jacksonville,FL Electric Authority (Electric System)-Series 2000A  04/04/07     3.55      3,000,000    VMIG-1     A-1+
 3,000,000   Jacksonville, FL HEFA HRB
             (Baptist Medical Center Project) - Series 2003B
             LOC Bank of America, N.A.                                          04/09/07     3.60      3,000,000      P-1      A-1+
 2,700,000   Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  05/17/07     3.70      2,700,000    VMIG-1     A-1+
 1,500,000   Palm Beach County, FL School District
             LOC Bank of America                                                05/01/07     3.60      1,500,000    VMIG-1     A-1+
   500,000   Sarasota County, FL Public Hospital District
             (Sarasota Memorial Hospital Project) - Series 1985C
             LOC Wachovia Bank, N.A.                                            04/04/07     3.64        500,000    VMIG-1     A-1+
 1,500,000   Sunshine State Governmental Financing Commission RN
             (City of Orlando Program) - Series H                               03/07/07     3.60      1,500,000      P-1      A-1+
 1,500,000   Sunshine State Service Florida Government Finance Committee
             Committee - Series F                                               03/07/07     3.52      1,500,000      P-1      A-1+
----------                                                                                          ------------
18,800,000   Total Tax Exempt Commercial Paper                                                        18,800,000
----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (3.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,395,000   Clark County, OH BAN (North Ridge Water) (d)                       06/14/07     3.80%  $  2,396,323
----------                                                                                          ------------
 2,395,000   Total Tax Exempt General Obligation Notes & Bonds                                         2,396,323
----------                                                                                          ------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                         Date    Coupon (b)   (Note 1)    Moody's &  Poor's
--------                                                                         ----    ----------   --------    ---------  ------
Variable Rate Demand Instruments (e) (68.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000   Alachua County, FL HFA RB Continuing Care Retirement Community
             (Oak Hammock at the University of Florida Project) - Series 2002A
             LOC BNP Paribas                                                    11/01/23     3.64%   $ 3,000,000    VMIG-1
   700,000   City of Pulaski and Giles County, TN IDRB
             (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24     3.68        700,000    VMIG-1
 1,000,000   Collier County, FL IDA IDRB (Allete Inc. Project) - Series 2006
             LOC Wells Fargo Bank, N.A.                                         10/01/25     3.72      1,000,000               A-1+
 3,100,000   Dade County, FL IDA PCRB
             (Florida Power & Light Company Project)                            04/01/20     3.71      3,100,000    VMIG-1     A-1
 1,300,000   Duval County, Florida HFA
             (Sunbeam Road Apartments Project) - Series 1997
             LOC US Bank, N.A.                                                  07/01/25     3.66      1,300,000               A-1+
 2,000,000   Florida Captial Trust Agency Air Cargo RB (Aero Miami FX Project)
             LOC JPMorgan Chase Bank, N.A.                                      08/01/34     3.73      2,000,000               A-1+
 2,000,000   Florida Gulf Coast University Financing Corporation
             Capital Improvement RB (Housing Project) - Series 2005A
             LOC Wachovia Bank, N.A.                                            02/01/35     3.65      2,000,000    VMIG-1
 2,000,000   Florida Gulf Coast University Financing Corporation
             Capital Improvement RB (Parking Project) - Series 2005B
             LOC Wachovia Bank, N.A.                                            02/01/35     3.65      2,000,000    VMIG-1
   900,000   Florida Housing Finance Corporation Housing RB
             (Heron Park Project) - Series 1996U
             Guaranteed by Federal National Mortgage Association                12/01/29     3.56        900,000    VMIG-1
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P
             Collateralized by Federal National Mortgage Association            10/15/32    3.57         900,000               A-1+
 1,000,000   Fulton County, KY Industrial Building RB
             (The Burke-Parsons-Bowlby Corporation Project) - Series 2006
             LOC Branch Bank & Trust Company                                    07/01/26     3.78      1,000,000      P-1      A-1+
    60,000   Gulf Breeze, FL Local Government Finance AuthorityRB -Series 1985C
             Insured by FGIC                                                    12/01/15     3.67         60,000    VMIG-1     A-1+
   980,000   Illinois Development Finance Authority
             (Tella Tool & Manufacturing Company Project) - Series 2000
             LOC Fifth Third Bank                                               08/01/15     3.71        980,000    VMIG-1




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                         Date    Coupon (b)   (Note 1)    Moody's &  Poor's
--------                                                                         ----    ----------   --------    ---------  ------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Illinois Finance Authority
             (Pollman North America, Inc. Project) - Series 2005D
             LOC Fifth Third Bank                                               12/01/25     3.76%  $  2,000,000      P-1      A-1+
 3,200,000   Jacksonville,FL Economic Development Commission Special Facilities
             Airport RB(Holland Sheltair Aviation Group Project)-Series 2005-B1
             LOC Mellon Bank N.A.                                               05/01/35     3.68      3,200,000               A-1+
 1,760,000   Lancaster County, NE Hospital Authority No. 1 HRB
             (Bryan LGH Medical Center Project) - Series 2002
             Insured by AMBAC Assurance Corporation                             06/01/18     3.64      1,760,000    VMIG-1
 2,100,000   Lee County, FL Memorial Health System RB
             (Hospital Board of Directors) - Series 1995A                       04/01/25     3.65      2,100,000    VMIG-1     A-1+
 2,035,000   Marion County, FL Hospital District Health System Improvement RB
             (Munroe Regional Health System)
             LOC Amsouth Bank                                                   10/01/30     3.54      2,035,000    VMIG-1
 1,025,000   Marion County, FL IDA
             (Hamilton Products, Inc. Project) - Series 1995
             LOC Comerica Bank                                                  11/01/15     3.86      1,025,000      P-1       A-1
 2,900,000   Marion County, FL IDA RB
             (Capris Furniture Industries Project) - Series 2005
             LOC SunTrust Bank                                                  02/01/25     3.67      2,900,000      P-1      A-1+
 1,000,000   Martin County, FL PCRB (Florida Power & Light Company Project)
             - Series 2000                                                      07/15/22     3.65      1,000,000    VMIG-1     A-1
 1,000,000   Nevada Housing Division MHRB
             (Southwest Village Apartments) - Series 2005
             Guaranteed by Federal National Mortgage Association                10/15/38     3.68      1,000,000               A-1+
 1,000,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990A
             LOC Wachovia Bank, N.A.                                            12/01/20     3.63      1,000,000    VMIG-1     A-1+
 1,400,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990C
             LOC Wachovia Bank, N.A.                                            12/01/20     3.63      1,400,000    VMIG-1     A-1+
 1,500,000   Palm Beach County, FL RB (Raymond F. Kravis Center for
             Performing Arts Inc Project) - Series 2002
             LOC Northern Trust Company                                         07/01/32     3.60      1,500,000    VMIG-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finanial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                         Date    Coupon (b)   (Note 1)    Moody's &  Poor's
--------                                                                         ----    ----------   --------    ---------  ------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000   Port Orange, FL (Palmer College of Chiropractic Florida Project)
             RB - Series 2002
             LOC LaSalle Bank, N.A.                                             10/01/32     3.66%  $  3,000,000                A-1
 1,965,000   PUTTERS - Series 1086 (Miami-Dade County, FL Storm Water
             Utility RB, - Series 2004)
             Insured by MBIA Insurance Corp.                                    04/01/13     3.72      1,965,000    VMIG-1
 2,900,000   Sarasota County, FL Continuing CareRetirement Community
             Revenue Refunding RB (Glenridge on Palmer Ranch Project)
             LOC Bank of Scotland                                               06/01/36     3.64      2,900,000    VMIG-1
 1,295,000   Sunshine State Government Financing Commission RB
              - Series 1986
             LOC AMBAC Assurance Corporation                                    07/01/16     3.63      1,295,000    VMIG-1
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A
             LOC Branch Bank & Trust Company                                    10/01/15     3.78      2,200,000    VMIG-1
 1,000,000   Tampa, FL student Housing RB (CHF-Tampa, LLC Project)
              - Series 2005A
             Royal Bank of Canada                                               10/01/37     3.65      1,000,000    VMIG-1     A-1+
   500,000   TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds, 2000 - Series A)
             Collateralized by The State and Local Government Series Securities 04/01/27     3.66        500,000               A-1+
----------                                                                                          ------------
52,720,000   Total Variable Rate Demand Instruments                                                   52,720,000
----------                                                                                          ------------
             Total Investments (100.48%) (Cost $77,711,323+)                                          77,711,323
             Liabilities in excess of cash and other assets (-0.48%)                                    (372,719)
                                                                                                    ------------
             Net Assets (100%)                                                                      $ 77,338,604
                                                                                                    ------------

             +   Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


FOOTNOTES:

(a) Variable rate demand instruments are not assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                          LOC        =    Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company            MHRB       =    Multi-Family Housing Revenue Bond
     HEFA     =   Health and Education Facilities Authority       PCRB       =    Pollution Control Revenue Bond
     HFA      =   Housing Finance Agency                          RB         =    Revenue Bond
     HRB      =   Hospital Revenue Bond                           RN         =    Revenue Note
     IDA      =   Industrial Development Authority                TOCs       =    Tender Option Certificates
     IDRB     =   Industrial Development Revenue Bond


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


------------------------- ---------------------------- -------------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Florida                        $     64,875,000                     83.48%
Illinois                              2,980,000                      3.83
Kentucky                              1,000,000                      1.29
Nebraska                              1,760,000                      2.27
Nevada                                1,000,000                      1.29
Ohio                                  2,396,323                      3.08
Puerto Rico                           2,000,000                      2.57
Tennessee                               700,000                      0.90
West Virginia                         1,000,000                      1.29
------------------------- ---------------------------- -------------------------------
------------------------- ---------------------------- -------------------------------

Total                          $     77,711,323                    100.00%
------------------------- ---------------------------- -------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    77,711,323
  Accrued interest receivable................................................................              393,576
  Prepaid Expenses...........................................................................               15,277
  Other receivables..........................................................................                3,131
                                                                                                   ---------------
       Total assets..........................................................................           78,123,307
                                                                                                   ---------------
LIABILITIES

  Payable to affiliates*.....................................................................               29,911
  Due to custodian...........................................................................              647,199
  Accrued expenses...........................................................................               61,883
  Dividends payable..........................................................................               45,710
                                                                                                   ---------------
       Total liabilities.....................................................................              784,703
                                                                                                   ---------------
  Net assets.................................................................................      $    77,338,604
                                                                                                   ===============
SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 3)..............................      $    77,338,604
                                                                                                   ---------------
  Net assets.................................................................................      $    77,338,604
                                                                                                   ===============
  Net asset value, per share (Note 3):
  Class A shares, ($42,508,276 applicable to 42,508,276 shares outstanding)..................             $   1.00
                                                                                                          ========
  Class B shares, ($34,830,328 applicable to 34,830,328 shares outstanding)..................             $   1.00
                                                                                                          ========



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================



INVESTMENT INCOME

Income:
    Interest....................................................................    $       1,496,917
                                                                                    -----------------
Expenses: (Note 2)
    Investment management fee...................................................              166,241
    Administration fee..........................................................               87,276
    Shareholder servicing fee (Class A shares)..................................               62,076
    Custodian expenses..........................................................                4,101
    Shareholder servicing and related shareholder expenses+.....................               35,283
    Legal, compliance and filing fees...........................................               23,787
    Audit and accounting........................................................               52,096
    Trustees' fees and expenses.................................................                7,574
    Miscellaneous...............................................................                3,127
                                                                                    -----------------
       Total expenses...........................................................              441,561
       Less: Fees waived .......................................................              (67,591)
              Expenses paid indirectly..........................................               (1,982)
                                                                                    -----------------
       Net expenses.............................................................              371,988
                                                                                    -----------------
Net investment income...........................................................            1,124,929

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................................                  -0-
                                                                                    -----------------
Increase in net assets from operations..........................................     $      1,124,929
                                                                                    =================

+ Includes class specific transfer agency expenses of $15,852 and $8,285 for Class A and Class B shares, respectively.
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finacial statements.

-------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================


                                                                                 Six Months Ended
                                                                                 February 28, 2007             Year Ended
                                                                                    (Unaudited)             August 31, 2006
                                                                                 -----------------          ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income...................................................    $      1,124,929           $     2,830,122
     Net realized gain (loss) on investments.................................                 -0-                       -0-
                                                                                 ----------------           ---------------
Increase in net assets from operations.......................................           1,124,929                 2,830,122

Dividends to shareholders from net investment income*:

     Class A.................................................................            (645,978)               (1,610,674)
     Class B.................................................................            (478,951)               (1,219,448)
                                                                                 ----------------           ---------------
     Total dividend to shareholders..........................................          (1,124,929)               (2,830,122)
                                                                                 ----------------           ---------------
Transactions in shares of beneficial interest (Note 3):

     Class A.................................................................         (41,091,137)               10,624,325
     Class B.................................................................         (14,719,147)                5,393,371
                                                                                 ----------------           ---------------
     Total capital share transactions........................................         (55,810,284)               16,017,696
                                                                                 ----------------           ---------------
         Total increase (decrease)...........................................         (55,810,284)               16,017,696

Net assets:
     Beginning of period.....................................................         133,148,888               117,131,192
                                                                                 ----------------           ---------------
     End of period...........................................................    $     77,338,604           $   133,148,888
                                                                                 ================           ===============

Undistributed net investment income..........................................    $            -0-           $           -0-
                                                                                 ================           ===============



*    Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finacial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================



1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and  any  discount or  premium is  amortized  on a constant  basis  to  the maturity  of  the  instrument.  If  fluctuating  interest rates  cause  the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d)Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


1. Summary of Accounting Policies (Continued)

   e) General -
   Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned.Realized gains and losses from securities transactions are recorded on the identified cost basis.

   f) Representations and Indemnifications -
   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown,as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended February 28, 2007 the Manager and Distributor voluntarily waived the following fees:

Administration fees                                                  $   66,496
Shareholder servicing fees - Class A shares                               1,095
                                                                     ----------
    Total fees waived                                                $   67,591
                                                                     ==========

The Manager and Distributor have no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================



2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Each Independent Director will also receive a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the New Jersey
Daily Municipal Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., and the Short Term Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $24,048 paid to Reich & Tang Services, Inc., ("the Transfer Agent"), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended February 28, 2007 these fees amounted to an annual rate of 0.06% and 0.05% of the monthly average net assets of the Class A and B shares of the Fund, respectively.

For the period ended February 28, 2007, the breakdown of expenses paid indirectly by the Fund was as follows:

     Custodian expenses............................................   $   1,762
     Shareholder servicing and related shareholder expenses........         220
                                                                      ---------
     Total.........................................................   $   1,982
                                                                      =========

3. Transactions in Shares of Beneficial Interest

At February 28, 2007, an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:



                                                         Six Months Ended
                                                         February 28, 2007                     Year Ended
Class A shares                                              (Unaudited)                      August 31, 2006
--------------                                           -----------------                   ---------------
Sold ................................................        137,297,934                        343,234,538
Issued on reinvestment of dividends..................            699,698                          1,566,297
Redeemed.............................................       (179,088,769)                      (334,176,510)
                                                         -----------------                   ---------------
Net increase (decrease)..............................        (41,091,137)                        10,624,325
                                                         -----------------                   ---------------


Class B shares
--------------
Sold ................................................        136,077,620                        217,805,473
Issued on reinvestment of dividends..................             83,932                            149,599
Redeemed.............................................       (150,880,699)                      (212,561,701)
                                                         -----------------                   ---------------
Net increase (decrease)..............................        (14,719,147)                         5,393,371
                                                         -----------------                   ---------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================
4. Tax Information

The tax character of all distributions paid during the years ended August 31, 2006 and 2005 were as follows:

                                                              2006                               2005
                                                           ----------                         ----------
     Ordinary income.................................      $      -0-                         $      826
     Tax-exempt income...............................       2,830,122                          1,440,553



At August 31, 2006, the Fund had no  distributable  earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 78% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Financial Highlights



                                                          Six Months
                                                             Ended                         Years Ended August 31,
Class A shares                                         February 28, 2007    --------------------------------------------------------
--------------                                             (Unaudited)        2006        2005        2004        2003        2002
                                                            ---------       --------    --------    --------    --------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................        $   1.00       $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                             ---------      --------    --------    --------    --------   ---------
Income from investment operations:
    Net investment income............................            0.013         0.022       0.010       0.001       0.003      0.008
    Net realized and unrealized gain (loss)
      on investments.................................              --            --        0.000         --          --         --
                                                             ---------      --------    --------    --------    --------   ---------
    Total from investment operations.................            0.013         0.022       0.010       0.001       0.003      0.008
                                                             ---------      --------    --------    --------    --------   ---------
Less distributions from:
    Dividends from net investment income.............           (0.013)       (0.022)     (0.010)     (0.001)     (0.003)    (0.008)
    Net realized gains on investments................              --            --       (0.000)        --          --         --
                                                             ---------      --------    --------    --------    --------   ---------
    Total Distributions..............................           (0.013)       (0.022)     (0.010)     (0.001)     (0.003)    (0.008)
                                                             ---------      --------    --------    --------    --------   ---------
Net asset value, end of period.......................        $   1.00       $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                             =========      ========    ========    ========    ========   =========
Total Return.........................................            1.30%(a)      2.20%       1.02%       0.12%       0.31%      0.81%
Ratios/Supplemental Data
Net assets, end of period (000's)....................        $  42,508      $ 83,599    $  72,975   $  63,766   $  58,994  $  47,664
Ratios to average net assets:
  Expenses (net of fees waived) (b)..................            1.00%(c)      0.99%       0.99%       0.95%       0.93%      0.90%
  Net investment income..............................            2.60%(c)      2.17%       1.04%       0.12%       0.29%      0.79%
  Management and/or administration fees waived.......            0.16%(c)      0.16%       0.16%       0.16%       0.17%      0.26%
  Shareholder servicing fees waived..................            0.00%(c)      0.01%         --        0.01%       0.02%        --
  Expenses paid indirectly...........................            0.00%(c)      0.00%       0.00%       0.00%       0.00%      0.00%

(a) Unannualized
(b) Includes expenses paid indirectly if applicable.
(c) Annualized



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Financial Highlights (continued)


                                                          Six Months
                                                             Ended                         Years Ended August 31,
Class B shares                                         February 28, 2007    --------------------------------------------------------
--------------                                             (Unaudited)        2006        2005        2004        2003        2002
                                                            ---------       --------    --------    --------    --------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................        $   1.00       $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                             ---------      --------    --------    --------    --------   ---------
Income from investment operations:
    Net investment income............................            0.014         0.024       0.013       0.004       0.006      0.011
    Net realized and unrealized gain (loss)
      on investments.................................              --            --        0.000         --          --         --
                                                             ---------      --------    --------    --------    --------   ---------
    Total from investment operations.................            0.014         0.024       0.013       0.004       0.006      0.011
                                                             ---------      --------    --------    --------    --------   ---------
Less distributions from:
    Dividends from net investment income.............           (0.014)       (0.024)     (0.013)     (0.004)     (0.006)    (0.011)
    Net realized gains on investments................              --            --       (0.000)        --          --         --
                                                             ---------      --------    --------    --------    --------   ---------
    Total Distributions..............................           (0.014)       (0.024)     (0.013)     (0.004)     (0.006)    (0.011)
                                                             ---------      --------    --------    --------    --------   ---------
Net asset value, end of period.......................        $   1.00       $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                             =========      ========    ========    ========    ========   =========
Total Return.........................................            1.43%(a)      2.48%       1.31%       0.37%       0.55%      1.08%
Ratios/Supplemental Data
Net assets, end of period (000's)....................        $  34,831      $ 49,550    $  44,156   $  49,080   $  57,313  $  54,525
Ratios to average net assets:
  Expenses (net of fees waived) (b)..................            0.74%(c)      0.72%       0.70%       0.69%       0.69%      0.63%
  Net investment income..............................            2.86%(c)      2.44%       1.27%       0.37%       0.57%      1.06%
  Management and/or administration fees waived.......            0.16%(c)      0.16%       0.16%       0.16%       0.17%      0.26%
  Expenses paid indirectly...........................            0.00%(c)      0.00%       0.00%       0.00%       0.00%      0.00%

(a) Unannualized
(b) Includes expenses paid indirectly if applicable.
(c) Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.















-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




                                                               FLORIDA
                                                               DAILY
------------------------------------------------------         MUNICIPAL
This report is submitted for the general  information          INCOME
of  the   shareholders   of  the  Fund.   It  is  not          FUND
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC                   Semi-Annual Report
     600 Fifth Avenue                                      February 28, 2007
     New York, New York 10020                                  (Unaudited)


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






FL2/07S

-------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS


Not Applicable.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT


Not Applicable.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not Applicable.


ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS


Not applicable.


ITEM 6:    SCHEDULE OF INVESTMENTS


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not applicable.


ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.


ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


ITEM 10:   CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 11:   EXHIBITS


(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


 By (Signature and Title)*       /s/Rosanne Hotlzer
                                    Rosanne Holtzer, Secretary


Date:   May 4, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President


Date:   May 4, 2007


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date:   May 4, 2007


* Print the name and title of each signing officer under his or her signature.